AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 79.3%
31,426	Alerian MLP ETF	$1,513,476
35,401	iShares 0-5 Year High Yield Corporate Bond ETF	1,508,437
17,515	iShares Interest Rate Hedged High Yield Bond ETF	1,512,420
52,610	iShares Short Treasury Bond ETF	5,792,887
29,753	Janus Henderson AAA CLO ETF	1,508,775
30,691	Janus Henderson B-BBB CLO ETF	1,508,770
36,182	SPDR Blackstone Senior Loan ETF	1,509,875
19,301	SPDR Bloomberg Convertible Securities ETF	1,503,355
90,945	VanEck BDC Income ETF	1,512,415
19,341	Vanguard Short-Term Corporate Bond ETF	1,508,791
31,173	Vanguard Short-Term Inflation-Protected Securities ETF	1,509,397
25,946	Vanguard Short-Term Treasury ETF	1,509,538
67,027	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1,505,426
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $23,641,955)	23,903,562
	TOTAL INVESTMENTS — 79.3%
	(Cost $23,641,955)	23,903,562
	Other Assets in Excess of Liabilities — 20.7%	6,235,096
	TOTAL NET ASSETS — 100.0%	$30,138,658

ETF – Exchange-Traded Fund
BDC – Business Development Company